REGULATORY MATTERS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
REGULATORY MATTERS

NOTE 8—REGULATORY MATTERS

The Company (on a consolidated basis) and Investors Community Bank (the “Bank”) are each subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of Total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets, as such terms are defined in the regulations. Management believed, as of September 30, 2015 and December 31, 2014, that the Company and the Bank met all capital adequacy requirements to which they were subject.

As of September 30, 2015, the Bank’s capital ratios met those required to be considered as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the following tables.

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table (dollars in thousands):

	Actual		Minimum For Capital Adequacy Purposes:		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
September 30, 2015
Total Capital (to risk weighted assets):
Consolidated	$140,064	17.78%	$63,035	8.00%	Not applicable
Bank	121,947	15.48%	63,020	8.00%	$78,775	10.00%
Tier 1 Capital (to risk weighted assets):
Consolidated	130,210	16.53%	47,276	6.00%	Not applicable
Bank	112,093	14.23%	47,265	6.00%	63,020	8.00%
Tier 1 Capital (to average assets):
Consolidated	130,210	15.91%	32,744	4.00%	Not applicable
Bank	112,093	13.70%	32,723	4.00%	40,904	5.00%
Tier 1 Common Equity Ratio (to risk weighted assets):
Consolidated	94,838	12.04%	35,457	4.50%	Not applicable
Bank	112,093	14.23%	35,449	4.50%	51,204	6.50%

December 31, 2014
Total Capital (to risk weighted assets):
Consolidated	$115,471	17.16%	$53,819	8.00%	Not applicable
Bank	112,725	16.77%	53,778	8.00%	$67,223	10.00%
Tier 1 Capital (to risk weighted assets):
Consolidated	107,029	15.91%	26,909	4.00%	Not applicable
Bank	104,289	15.51%	26,889	4.00%	40,334	6.00%
Tier 1 Capital (to average assets):
Consolidated	107,029	14.32%	29,901	4.00%	Not applicable
Bank	104,289	13.96%	29,880	4.00%	37,351	5.00%

The Basel III Capital Rules, which became effective January 1, 2015, revised the prompt corrective action requirements by, among other things: (i) introducing a Common Equity Tier 1 ratio requirement at each level (other than critically undercapitalized), with the required Common Equity Tier 1 ratio being 6.5% for “well-capitalized” status; (ii) increasing the minimum Tier 1 capital ratio requirement for each category (other than critically undercapitalized), with the minimum Tier 1 capital ratio for “well-capitalized” status being 8% (compared to the prior ratio of 6%); and (iii) eliminating the former provision that provided that a bank with a composite supervisory rating of 1 may have a 3% Leverage Ratio and still be adequately capitalized. The Basel III Capital Rules do not change the total risk based capital requirement for any prompt corrective action category.

NOTE 16—REGULATORY MATTERS

The Company (on a consolidated basis) and Bank are each subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios (set forth in the following table) of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2014 and 2013, that the Company and Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2014, the most recent notification from the banking regulators categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the following tables. There are no conditions or events since the notification that management believes have changed the Bank’s category.

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table:

	Actual		Minimum For Capital Adequacy Purposes:		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2014:
Total Capital (to risk weighted assets)
Consolidated	$115,471	17.16%	$53,819	8.00%	Not applicable
Bank	112,725	16.77	53,778	8.00	$67,223	10.00%
Tier 1 Capital (to risk weighted assets)
Consolidated	107,029	15.91	26,909	4.00	Not applicable
Bank	104,289	15.51	26,889	4.00	40,334	6.00
Tier 1 Capital (to average assets)
Consolidated	107,029	14.32	29,901	4.00	Not applicable
Bank	104,289	13.96	29,880	4.00	37,351	5.00

December 31, 2013:
Total Capital (to risk weighted assets)
Consolidated	$106,725	17.86%	$47,818	8.00%	Not applicable
Bank	104,194	17.44	47,800	8.00	$59,750	10.00%
Tier 1 Capital (to risk weighted assets)
Consolidated	99,212	16.60	23,909	4.00	Not applicable
Bank	96,683	16.18	23,900	4.00	35,850	6.00
Tier 1 Capital (to average assets)
Consolidated	99,212	13.14	30,211	4.00	Not applicable
Bank	96,683	12.81	30,190	4.00	37,738	5.00